Annual Fund Operating Expenses - LVIP Mondrian International Value Fund	May 01, 2021
Standard Class
Operating Expenses:
Management Fee	0.70%
Distribution and/or Service (12b-1) fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.78%
Service Class
Operating Expenses:
Management Fee	0.70%
Distribution and/or Service (12b-1) fees	0.25%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	1.03%